Pension Plan (Details 4)	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Pension Plan Details 5
Discount rate	2.80%	2.60%	4.10%
Expected return on assets	3.60%	2.60%	3.95%
RPI inflation	3.40%	3.10%	3.30%
CPI inflation	2.40%	2.10%	2.30%
Pension increases - pre-2006 service	3.30%	3.00%	3.20%
Pension increases - post-2006 service	2.20%	2.20%	2.20%